RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using general approach - Other accounts receivable and contract assets for corporate customers (Details) - COP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	235,373,468	290,172,863
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	20,255,758	16,181,527
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	20,255,758	16,181,527
Other accounts receivable at amortized cost [member] | 12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	14,381,050	11,435,800
Other accounts receivable at amortized cost [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	123,649	83,952
Other accounts receivable at amortized cost [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	198,941	159,333
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,231,073	10,384,254
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers | 12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,231,073	10,384,254
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers, sovereign [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	12,653,956	9,860,003
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers, sovereign [member] | 12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	12,653,956	9,860,003
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers, financial entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	577,117	524,251
Other accounts receivable, general approach, other accounts receivables and contract assets for corporate customers, financial entities [member] | 12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 577,117	$ 524,251